UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30 /11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Investment Portfolios,
Core Value Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Investment Portfolios, CoreValue Portfolio, produced a total return of 5.56% for its Initial shares, and its Service shares produced a total return of 5.50%.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index (the “Index”), produced a total return of 5.92% for the same period.2

Stocks generally rallied early in the year as an economic recovery appeared to gain traction, but renewed concerns later caused the market to give back some of its previous gains. The fund produced returns that were lower than its benchmark, due to lagging returns from the consumer discretionary and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios.When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. We also focus on a company’s relative value, financial strength, business momentum and likely catalysts that could ignite the stock price.

Shifting Sentiment Sparked Heightened Market Volatility

Investors had become more optimistic by the start of 2011 due to gains in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the market rally was interrupted in February, when political unrest in the Middle East led to sharply rising crude oil prices, and again in March when catastrophic natural and nuclear disasters in Japan threatened one of the world’s largest domestic economies and disrupted industrial supply chains in the global economy. Nonetheless, investors proved resilient, and the U.S. stock market rebounded from these unexpected shocks.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late April, investor sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved more disappointing than expected and the debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions. Value-oriented stocks produced slightly lower returns, on average, than growth-oriented stocks over the first half of the year.

Stock Selections Produced Mixed Results

In this choppy market environment, our security selection strategy proved especially successful in the information technology sector, where video game maker Electronic Arts achieved better-than-expected financial results at the start of a new product cycle centered on digital downloads of gaming software. In the corporate technology market, BMC Software and Teradata benefited from the growing trend toward “cloud computing,” in which businesses manage applications and data over the Internet. Consulting services provider Accenture also advanced as more businesses sought help in building corporate data centers for cloud computing.

In the financials sector, bond rating agency Moody’s benefited as corporate bond issuance increased and litigation concerns waned in the wake of the 2008 financial crisis. Insurance broker Marsh & McLennan Companies achieved improved profit margins after a successful corporate restructuring, and insurance underwriter AON benefited from strong results in its consulting division. Health care companies generally returned to favor as investors became more risk-averse, benefiting drug distributor McKesson, which boosted financial results after successfully integrating a recent acquisition. Managed care provider CIGNA posted better-than-expected earnings due to lower medical expenses.

Disappointments over the first half of 2011 included the consumer discretionary sector, where Carnival suffered shortfalls due to higher fuel costs and reduced demand for vacations in the Mediterranean stemming from political unrest in Northern Africa. Retailer Staples was hurt by sluggish demand for office supplies and intensifying competi-

4

tive pressures.Apparel seller Guess? encountered lower same-store sales and weaker store traffic during the first quarter of the year. In the energy sector, coal supplier Alpha Natural Resources declined in value due to higher input prices.

Finding Opportunities Among Quality Companies

Despite headwinds including a persistently sluggish U.S. labor market and weak housing markets, we believe the economic recovery is likely to persist. Profits in some industries have returned to pre-recession levels, energy prices have begun to moderate and rebuilding in Japan could boost economic activity.

In this slow-growth environment, we expect investors to remain selective, favoring attractively valued companies with the ability to grow in a sluggish economy and avoiding those with more expensive valuations and weaker underlying business fundamentals. Our bottom-up security selection process has identified a number of potential opportunities in the consumer discretionary sector, where valuations of media companies appear especially attractive. In our view, fewer stocks in the financials sector have satisfied our value-oriented investment criteria.

June 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.99	$6.27
Ending value (after expenses)	$1,055.60	$1,055.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.91	$6.16
Ending value (after expenses)	$1,019.93	$1,018.70

† Expenses are equal to the fund’s annualized expense ratio of .98% for Initial shares and 1.23% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—99.9%	Shares	Value ($)
Consumer Discretionary—15.3%
Carnival	12,580	473,385
CBS, Cl. B	6,220	177,208
General Motors	4,931	149,705
Guess?	6,690	281,381
Home Depot	9,300	336,846
Johnson Controls	14,730	613,652
Newell Rubbermaid	13,670	215,713
News, Cl. A	14,680	259,836
NVR	230 [a]	166,860
Omnicom Group	20,510	987,762
Staples	10,000	158,000
Time Warner	13,963	507,834
Toll Brothers	6,720 [a]	139,373
Viacom, Cl. B	5,410	275,910
Walt Disney	11,910	464,966
		5,208,431
Consumer Staples—7.2%
ConAgra Foods	6,380	164,668
CVS Caremark	10,900	409,622
Dr. Pepper Snapple Group	10,040	420,977
Energizer Holdings	6,160 [a]	445,738
PepsiCo	11,940	840,934
Walgreen	3,840	163,046
		2,444,985
Energy—15.2%
Alpha Natural Resources	7,710 [a]	350,342
Anadarko Petroleum	9,850	756,086
EOG Resources	1,650	172,507
Exxon Mobil	7,330	596,515
Occidental Petroleum	15,130	1,574,125
QEP Resources	6,360	266,039
Schlumberger	16,990	1,467,936
		5,183,550
Exchange Traded Funds—.3%
iShares Russell 1000 Value Index Fund	1,330 [b]	90,812

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—20.4%
American Express	3,570	184,569
Ameriprise Financial	7,500	432,600
AON	6,920	354,996
Bank of America	25,160	275,754
Capital One Financial	4,840	250,083
Citigroup	11,656	485,356
Comerica	13,410	463,584
Franklin Resources	1,350	177,241
Genworth Financial, Cl. A	19,480 [a]	200,254
JPMorgan Chase & Co.	23,920	979,285
Marsh & McLennan	11,150	347,768
MetLife	13,010	570,749
Moody’s	4,740	181,779
PNC Financial Services Group	5,490	327,259
Prudential Financial	5,520	351,017
SunTrust Banks	13,200	340,560
TD Ameritrade Holding	12,130	236,656
Wells Fargo & Co.	27,760	778,946
		6,938,456
Health Care—16.1%
Amgen	6,120 [a]	357,102
Baxter International	3,910	233,388
CIGNA	6,270	322,466
HCA Holdings	5,430	179,190
Johnson & Johnson	9,900	658,548
McKesson	4,950	414,067
Medtronic	4,300	165,679
Merck & Co.	17,340	611,929
Mylan	3,390 [a]	83,631
Pfizer	62,720	1,292,032
Thermo Fisher Scientific	2,860 [a]	184,155
UnitedHealth Group	8,990	463,704
Universal Health Services, Cl. B	3,190	164,381
Watson Pharmaceuticals	2,540 [a]	174,574

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Zimmer Holdings	2,540 [a]	160,528
		5,465,374
Industrial—10.6%
Caterpillar	3,750	399,225
Cooper Industries	2,620	156,335
Dover	7,760	526,128
Eaton	5,140	264,453
General Electric	51,400	969,404
Honeywell International	2,770	165,064
Hubbell, Cl. B	2,400	155,880
Owens Corning	8,220 [a]	307,017
Pitney Bowes	14,620 [b]	336,114
Stanley Black & Decker	2,210	159,230
Thomas & Betts	2,930 [a]	157,781
		3,596,631
Information Technology—9.1%
Accenture, Cl. A	6,010	363,124
AOL	13,493 [a,b]	267,971
BMC Software	7,860 [a]	429,942
Cisco Systems	8,750	136,588
Corning	7,390	134,129
eBay	5,040 [a]	162,641
Electronic Arts	17,400 [a]	410,640
Oracle	9,760	321,202
QUALCOMM	12,320	699,653
Teradata	2,880 [a]	173,376
		3,099,266
Materials—4.2%
Air Products & Chemicals	1,770	169,177
Celanese, Ser. A	7,160	381,700
Cliffs Natural Resources	1,910	176,580
Dow Chemical	11,740	422,640
Freeport-McMoRan Copper & Gold	5,060	267,674
		1,417,771

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Telecommunication Services—.5%
Sprint Nextel	32,240 [a]	173,774
Utilities—1.0%
NextEra Energy	2,920	167,783
PPL	6,140	170,876
		338,659
Total Common Stocks
(cost $30,484,116)		33,957,709

Other Investment—.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $123,000)	123,000 [c]	123,000

Investment of Cash Collateral
for Securities Loaned—1.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $637,747)	637,747 [c]	637,747
Total Investments (cost $31,244,863)	102.1%	34,718,456
Liabilities, Less Cash and Receivables	(2.1%)	(717,200)
Net Assets	100.0%	34,001,256

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $625,394 and the value of the collateral held by the fund was $637,747.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.4	Materials	4.2
Health Care	16.1	Money Market Investments	2.2
Consumer Discretionary	15.3	Utilities	1.0
Energy	15.2	Telecommunication Services	.5
Industrial	10.6	Exchange Traded Funds	.3
Information Technology	9.1
Consumer Staples	7.2		102.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $625,394)—Note 1(b):
Unaffiliated issuers	30,484,116	33,957,709
Affiliated issuers	760,747	760,747
Cash		6,350
Receivable for investment securities sold		94,680
Dividends and interest receivable		58,370
Prepaid expenses		1,082
		34,878,938
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		28,983
Liability for securities on loan—Note 1(b)		637,747
Payable for investment securities purchased		164,368
Payable for shares of Beneficial Interest redeemed		5,349
Accrued expenses		41,235
		877,682
Net Assets ($)		34,001,256
Composition of Net Assets ($):
Paid-in capital		34,807,943
Accumulated undistributed investment income—net		80,131
Accumulated net realized gain (loss) on investments		(4,360,411)
Accumulated net unrealized appreciation
(depreciation) on investments		3,473,593
Net Assets ($)		34,001,256

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	18,025,900	15,975,356
Shares Outstanding	1,321,210	1,163,764
Net Asset Value Per Share ($)	13.64	13.73

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $288 foreign taxes withheld at source):
Unaffiliated issuers	269,232
Affiliated issuers	102
Income from securities lending—Note 1(b)	334
Total Income	269,668
Expenses:
Investment advisory fee—Note 3(a)	129,625
Auditing fees	23,462
Distribution fees—Note 3(b)	20,663
Custodian fees—Note 3(b)	6,869
Prospectus and shareholders’ reports	1,758
Legal fees	1,691
Trustees’ fees and expenses—Note 3(c)	502
Shareholder servicing costs—Note 3(b)	296
Loan commitment fees—Note 2	253
Miscellaneous	4,837
Total Expenses	189,956
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	189,955
Investment Income—Net	79,713
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,922,874
Net unrealized appreciation (depreciation) on investments	(2,149,515)
Net Realized and Unrealized Gain (Loss) on Investments	1,773,359
Net Increase in Net Assets Resulting from Operations	1,853,072

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	79,713	330,787
Net realized gain (loss) on investments	3,922,874	1,833,354
Net unrealized appreciation
(depreciation) on investments	(2,149,515)	1,907,060
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,853,072	4,071,201
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(193,154)	(246,146)
Service Shares	(134,893)	(235,251)
Total Dividends	(328,047)	(481,397)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,054,478	570,890
Service Shares	164,890	279,519
Dividends reinvested:
Initial Shares	193,154	246,146
Service Shares	134,893	235,251
Cost of shares redeemed:
Initial Shares	(1,644,293)	(1,799,736)
Service Shares	(1,919,304)	(3,378,764)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,016,182)	(3,846,694)
Total Increase (Decrease) in Net Assets	(491,157)	(256,890)
Net Assets ($):
Beginning of Period	34,492,413	34,749,303
End of Period	34,001,256	34,492,413
Undistributed investment income—net	80,131	328,465

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	75,926	46,467
Shares issued for dividends reinvested	14,244	20,342
Shares redeemed	(121,303)	(152,105)
Net Increase (Decrease) in Shares Outstanding	(31,133)	(85,296)
Service Shares
Shares sold	12,146	23,721
Shares issued for dividends reinvested	9,882	19,315
Shares redeemed	(141,040)	(282,911)
Net Increase (Decrease) in Shares Outstanding	(119,012)	(239,875)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.06	11.70	10.24	18.37	19.50	16.29
Investment Operations:
Investment income—net[a]	.04	.13	.15	.25	.31	.26
Net realized and unrealized
gain (loss) on investments	.69	1.40	1.61	(6.14)	.25	3.18
Total from Investment Operations	.73	1.53	1.76	(5.89)	.56	3.44
Distributions:
Dividends from
investment income—net	(.15)	(.17)	(.30)	(.35)	(.28)	(.23)
Dividends from net realized
gain on investments	—	—	—	(1.89)	(1.41)	—
Total Distributions	(.15)	(.17)	(.30)	(2.24)	(1.69)	(.23)
Net asset value, end of period	13.64	13.06	11.70	10.24	18.37	19.50
Total Return (%)	5.56[b]	13.21	18.18	(35.91)	3.00	21.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[c]	.96	.98	.88	.87	.86
Ratio of net expenses
to average net assets	.98[c]	.96	.96	.88	.86	.85
Ratio of net investment income
to average net assets	.58[c]	1.12	1.54	1.77	1.63	1.47
Portfolio Turnover Rate	51.35[b]	57.06	67.53	55.84	69.92	44.76
Net Assets, end of period
($ x 1,000)	18,026	17,660	16,822	16,745	32,547	32,517

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.12	11.77	10.27	18.39	19.52	16.31
Investment Operations:
Investment income—net[a]	.02	.10	.14	.23	.28	.23
Net realized and unrealized
gain (loss) on investments	.70	1.41	1.62	(6.14)	.26	3.18
Total from Investment Operations	.72	1.51	1.76	(5.91)	.54	3.41
Distributions:
Dividends from
investment income—net	(.11)	(.16)	(.26)	(.32)	(.26)	(.20)
Dividends from net realized
gain on investments	—	—	—	(1.89)	(1.41)	—
Total Distributions	(.11)	(.16)	(.26)	(2.21)	(1.67)	(.20)
Net asset value, end of period	13.73	13.12	11.77	10.27	18.39	19.52
Total Return (%)	5.50[b]	12.93	17.96	(35.93)	2.79	21.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23[c]	1.21	1.23	1.13	1.12	1.11
Ratio of net expenses
to average net assets	1.23[c]	1.21	1.08	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.33[c]	.87	1.42	1.65	1.50	1.32
Portfolio Turnover Rate	51.35[b]	57.06	67.53	55.84	69.92	44.76
Net Assets, end of period
($ x 1,000)	15,975	16,832	17,928	18,992	37,851	41,395

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other secu-

18

rities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	33,957,709	—	—	33,957,709
Mutual Funds	760,747	—	—	760,747
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (ASU) No. 2010-06 Improving Disclosures about Fair Value Measurements. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”).ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU

20

No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011,The Bank of New York Mellon earned $143 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	53,000	3,644,000	3,574,000	123,000.3
Dreyfus
Institutional
Cash
Advantage
Fund†	164,981	3,486,893	3,014,127	637,747	1.9
Total	217,981	7,130,893	6,588,127	760,747	2.2

†	On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by the
Dreyfus Institutional Cash Advantage Fund, resulting in a transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income—net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $7,784,073 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent December 31, 2010. If not applied, $1,954,118 of the carryover expires in fiscal 2016 and $5,829,955 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $481,397. The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2011, the fund did not borrow under the Facilities.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $20,663 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $59 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $11 pursuant to the cash

24

management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $6,869 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $20,492, Rule 12b-1 distribution plan fees $3,212, custodian fees $3,000, chief compliance officer fees $2,259 and transfer agency per account fees $20.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $17,950,342 and $20,140,503, respectively.

At June 30, 2011, accumulated net unrealized appreciation on investments was $3,473,593, consisting of $4,763,726 gross unrealized appreciation and $1,290,133 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Patrick Slattery and Langton Garvin, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 8.79%, and its Service shares produced a total return of 8.66%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), produced a total return of 8.56% for the same period.2

Despite a number of macroeconomic headwinds, most broad stock market indices advanced during the reporting period on the strength of improving corporate earnings and revenues. Midcap stocks generally fared better than their large- and small-cap counterparts. The fund outperformed its benchmark’s returns, with notably good performance in the health care and basic materials sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of midsize companies.The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Economic Challenges Limited Market Gains

U.S. stocks posted strong gains during the first few months of 2011, when investors displayed confidence in the sustainability of the U.S. economic recovery. However, a persistently high unemployment rate along with a deeply troubled housing market and weak levels of consumer spending eroded that confidence in the spring. Furthermore, a variety of global economic challenges—including an intensifying sovereign debt crisis in Europe, political upheavals in the Middle East, intensifying inflationary pressures in some emerging markets and devastating natural and nuclear

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

disasters in Japan—placed additional downward pressure on investor sentiment.As a result, in May and early June U.S. stocks gave back much of the ground they had gained earlier. However, stocks rallied again during the closing weeks of the reporting period, with the S&P 400 Index finishing the six-month period with strong overall performance.

Quantitative Factors Provided Mixed Results

Most of the quantitative modeling factors that drive the fund’s stock selection process enhanced returns relative to the fund’s benchmark during the first four months of 2011. And while virtually all these modeling factors proved less effective in May and June, the fund outperformed the S&P 400 Index for the six month period ending June 30, 2011. On balance, behavior factors such as fundamental momentum tended to enhance returns over the first six months of the year, while value-related factors proved neutral and quality-related factors such as earnings quality underperformed.

Strong Selections Among Health Care and Materials Stocks

Investments in health care companies produced particularly favorable returns relative to the benchmark. Managed care provider Humana rose nearly 50% during the reporting period. The company issued strong financial results, raised future guidance and reinstated a dividend for the first time in 18 years.Vision-related medical products maker Cooper and wound care technology developer Kinetic Concepts delivered robust gains on the strength of better-than-expected financial results and guidance.

The fund also outperformed its benchmark in the basic materials sector, particularly in the specialty chemicals industry.Top holdings included two petroleum products makers: Lubrizol, which received an attractive acquisition offer from Berkshire Hathaway, and NewMarket, which rallied in the wake of the Lubrizol deal and beat analysts’ earnings and revenue estimates. Mergers-and-acquisitions activity bolstered returns in other areas as well. Energy and utility company Southern Union rose sharply after receiving takeover bids from two competitors, while footwear apparel maker Timberland and technology systems consultant SRA International both benefited from acquisition offers at a premium to the companies’ then-prevailing stock prices.

On a more negative note, the fund’s returns in the consumer staples sector suffered from a lack of exposure to high flyer Green Mountain

4

Coffee Roasters.The maker of single-cup brewing systems rose greater than 170% during the six-month period due to very strong financials and positive sentiment related to recently announced distribution deals. The underweight in this name served to detract from the fund’s relative performance. In addition, household products maker Church & Dwight declined due to a disappointing financial report. In the technology sector, information technology services provider Computer Sciences Corporation and network optimization specialist F5 Networks delivered below-average returns after reporting weaker than expected financials and reducing guidance.Another notably weak performer, vehicle maker Oshkosh, was hurt by unexpectedly low revenues and concerns about reductions in defense spending.

Stock Selections Continue to Drive Our Process

During the first six months of 2011, we have seen indications that investors are returning to a more selective focus on business fundamentals. Such market conditions tend to favor our disciplined stock selection process. Our consistent commitment to this process across the full range of market cycles remains the cornerstone of our investment approach.

July 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S.
market. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.40	$5.69
Ending value (after expenses)	$1,087.90	$1,086.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.26	$5.51
Ending value (after expenses)	$1,020.58	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .85% for Initial shares and 1.10% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—99.9%	Shares	Value ($)
Consumer Discretionary—16.4%
Aeropostale	22,662 [a,b]	396,585
American Greetings, Cl. A	42,000 [a]	1,009,680
Ann	24,900 [a,b]	649,890
Autoliv	19,700 [a]	1,545,465
Bob Evans Farms	70,900 [a]	2,479,373
Brinker International	64,350 [a]	1,574,001
Cheesecake Factory	53,400 [a,b]	1,675,158
Collective Brands	29,500 [a,b]	433,355
Fossil	900 [b]	105,948
ITT Educational Services	24,100 [a,b]	1,885,584
KeyCorp	248,000	2,065,840
Meredith	58,600 [a]	1,824,218
O’Reilly Automotive	10,800 [b]	707,508
PetSmart	41,600	1,887,392
Scholastic	39,100 [a]	1,040,060
Signet Jewelers	20,000 [b]	936,200
Sotheby’s	36,200 [a]	1,574,700
Timberland, Cl. A	7,800 [a,b]	335,166
TRW Automotive Holdings	11,900 [a,b]	702,457
Warnaco Group	31,450 [a,b]	1,643,262
Webster Financial	60,700 [a]	1,275,914
Williams-Sonoma	44,000	1,605,560
		27,353,316
Consumer Staples—5.7%
Church & Dwight	73,400 [a]	2,975,636
Coca-Cola Enterprises	73,200	2,135,976
Constellation Brands, Cl. A	12,800 [b]	266,496
Dr. Pepper Snapple Group	42,400 [a]	1,777,832
Flowers Foods	4,500 [a]	99,180
Smithfield Foods	68,200 [b]	1,491,534
Tyson Foods, Cl. A	34,800 [a]	675,816
		9,422,470
Energy—10.0%
Arch Coal	86,300 [a]	2,300,758
Cimarex Energy	28,700	2,580,704
Forest Oil	14,300 [b]	381,953

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Oceaneering International	70,400 [a]	2,851,200
PNM Resources	91,900	1,538,406
SEACOR Holdings	21,400 [a]	2,139,144
Southern Union	3,400 [a]	136,510
Superior Energy Services	67,600 [a,b]	2,510,664
Valero Energy	81,500	2,083,955
Whiting Petroleum	1,700 [b]	96,747
		16,620,041
Financial—14.9%
American Financial Group	54,775	1,954,920
Apartment Investment & Management, Cl. A	58,600 [a,c]	1,496,058
Cathay General Bancorp	138,900 [a]	2,276,571
Comerica	16,300 [a]	563,491
Eaton Vance	36,400 [a]	1,100,372
Equity One	6,400 [a,c]	119,296
Fifth Third Bancorp	50,300	641,325
Highwoods Properties	15,500 [a,c]	513,515
Hospitality Properties Trust	70,600 [c]	1,712,050
Huntington Bancshares	37,900 [a]	248,624
International Bancshares	6,000 [a]	100,380
Janus Capital Group	13,900	131,216
Jones Lang LaSalle	16,400	1,546,520
Liberty Property Trust	18,200 [a,c]	592,956
Macerich	7,947 [a,c]	425,165
Rayonier	28,700 [a,c]	1,875,545
Reinsurance Group of America	26,300	1,600,618
SEI Investments	115,600	2,602,156
SL Green Realty	19,100 [a,c]	1,582,817
StanCorp Financial Group	38,300 [a]	1,615,877
SVB Financial Group	23,000 [a,b]	1,373,330
Weingarten Realty Investors	31,500 [a,c]	792,540
		24,865,342
Health Care—10.1%
Cooper	23,700	1,877,988
Endo Pharmaceuticals Holdings	36,900 [b]	1,482,273
Health Net	26,800 [b]	860,012

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Humana	18,400	1,481,936
IDEXX Laboratories	22,500 [a,b]	1,745,100
Kinetic Concepts	27,900 [a,b]	1,607,877
LifePoint Hospitals	12,600 [a,b]	492,408
Myriad Genetics	11,400 [b]	258,894
Techne	31,200	2,601,144
United Therapeutics	42,600 [a,b]	2,347,260
Watson Pharmaceuticals	31,200 [a,b]	2,144,376
		16,899,268
Industrial—13.3%
Alaska Air Group	40,800 [b]	2,793,168
Copart	2,172 [a,b]	101,215
Corrections Corp. of America	51,000 [a,b]	1,104,150
Donaldson	10,300 [a]	625,004
Gardner Denver	15,600	1,311,180
Joy Global	24,600	2,342,904
Kansas City Southern	42,700 [b]	2,533,391
KBR	24,800	934,712
Kennametal	68,000 [a]	2,870,280
Nordson	2,900	159,065
Oshkosh	3,700 [b]	107,078
Owens Corning	2,600 [a,b]	97,110
Textron	52,700 [a]	1,244,247
Timken	53,000	2,671,200
Toro	15,000	907,500
URS	51,100 [b]	2,286,214
		22,088,418
Information Technology—17.8%
ACI Worldwide	43,700 [b]	1,475,749
Advent Software	3,700 [b]	104,229
Amdocs	24,700 [b]	750,633
Broadridge Financial Solutions	41,900	1,008,533
CA	36,500	833,660
Computer Sciences	2,500	94,900
Convergys	51,600 [a,b]	703,824
DST Systems	43,244	2,283,283

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
F5 Networks	900 [b]	99,225
FactSet Research Systems	25,100 [a]	2,568,232
Fairchild Semiconductor International	130,000 [b]	2,172,300
IAC/InterActiveCorp	44,800 [b]	1,710,016
Lam Research	31,200 [b]	1,381,536
Lender Processing Services	70,700 [a]	1,478,337
Lexmark International, Cl. A	15,900 [b]	465,234
Parametric Technology	16,100 [a,b]	369,173
Plantronics	63,200 [a]	2,308,696
QLogic	107,900 [a,b]	1,717,768
SanDisk	24,500 [b]	1,016,750
Solera Holdings	20,600	1,218,696
Synopsys	70,700 [b]	1,817,697
Tech Data	34,700 [b]	1,696,483
Vishay Intertechnology	159,500 [a,b]	2,398,880
		29,673,834
Materials—5.0%
Cabot	22,300	889,101
Domtar	26,800 [a]	2,538,496
Minerals Technologies	38,700	2,565,423
NewMarket	14,020 [a]	2,393,354
		8,386,374
Telecommunication Services—1.3%
Telephone & Data Systems	71,000	2,206,680
Utilities—5.4%
CMS Energy	25,700 [a]	506,033
Great Plains Energy	125,800 [a]	2,607,834
Hawaiian Electric Industries	96,700 [a]	2,326,602
NV Energy	37,300 [a]	572,555
Questar	146,500	2,594,515
Westar Energy	3,700 [a]	99,567
WGL Holdings	8,100 [a]	311,769
		9,018,875
Total Common Stocks
(cost $144,154,950)		166,534,618

10

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $663,000)	663,000 [d]	663,000

Investment of Cash Collateral
for Securities Loaned—32.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $54,138,826)	54,138,826 [d]	54,138,826

Total Investments (cost $198,956,776)	132.8%	221,336,444
Liabilities, Less Cash and Receivables	(32.8%)	(54,622,388)
Net Assets	100.0%	166,714,056

a Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $53,111,651 and the value of the collateral held by the fund was $54,138,826.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investments	32.9	Energy	10.0
Information Technology	17.8	Consumer Staples	5.7
Consumer Discretionary	16.4	Utilities	5.4
Financial	14.9	Materials	5.0
Industrial	13.3	Telecommunication Services	1.3
Health Care	10.1		132.8

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $53,111,651)—Note 1(b):
Unaffiliated issuers	144,154,950	166,534,618
Affiliated issuers	54,801,826	54,801,826
Cash		32,273
Dividends and interest receivable		78,859
Prepaid expenses		1,550
		221,449,126
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		111,217
Liability for securities on loan—Note 1(b)		54,138,826
Payable for shares of Beneficial Interest redeemed		420,496
Accrued expenses		64,531
		54,735,070
Net Assets ($)		166,714,056
Composition of Net Assets ($):
Paid-in capital		185,899,179
Accumulated undistributed investment income—net		305,002
Accumulated net realized gain (loss) on investments		(41,869,793)
Accumulated net unrealized appreciation
(depreciation) on investments		22,379,668
Net Assets ($)		166,714,056

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	147,334,911	19,379,145
Shares Outstanding	10,331,730	1,359,885
Net Asset Value Per Share ($)	14.26	14.25

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,024,381
Affiliated issuers	633
Income from securities lending—Note 1(b)	22,976
Total Income	1,047,990
Expenses:
Management fee—Note 3(a)	635,939
Professional fees	31,318
Distribution fees—Note 3(b)	24,709
Prospectus and shareholders’ reports	23,718
Custodian fees—Note 3(b)	8,579
Shareholder servicing costs—Note 3(b)	6,280
Loan commitment fees—Note 2	1,779
Trustees’ fees and expenses—Note 3(c)	1,454
Miscellaneous	8,007
Total Expenses	741,783
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	741,780
Investment Income—Net	306,210
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,598,441
Net unrealized appreciation (depreciation) on investments	(2,614,661)
Net Realized and Unrealized Gain (Loss) on Investments	13,983,780
Net Increase in Net Assets Resulting from Operations	14,289,990

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	306,210	793,366
Net realized gain (loss) on investments	16,598,441	17,733,437
Net unrealized appreciation
(depreciation) on investments	(2,614,661)	18,149,709
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,289,990	36,676,512
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(723,203)	(1,351,353)
Service Shares	(69,975)	(158,748)
Total Dividends	(793,178)	(1,510,101)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,546,216	11,148,281
Service Shares	1,323,649	3,623,506
Dividends reinvested:
Initial Shares	723,203	1,351,353
Service Shares	69,975	158,748
Cost of shares redeemed:
Initial Shares	(17,025,397)	(28,547,371)
Service Shares	(3,161,265)	(4,212,318)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(13,523,619)	(16,477,801)
Total Increase (Decrease) in Net Assets	(26,807)	18,688,610
Net Assets ($):
Beginning of Period	166,740,863	148,052,253
End of Period	166,714,056	166,740,863
Undistributed investment income—net	305,002	791,970

14

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	323,747	968,273
Shares issued for dividends reinvested	50,858	115,896
Shares redeemed	(1,216,104)	(2,528,129)
Net Increase (Decrease) in Shares Outstanding	(841,499)	(1,443,960)
Service Shares
Shares sold	93,898	305,583
Shares issued for dividends reinvested	4,921	13,603
Shares redeemed	(227,007)	(369,298)
Net Increase (Decrease) in Shares Outstanding	(128,188)	(50,112)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.17	10.46	7.85	15.52	17.39	19.15
Investment Operations:
Investment income—net[a]	.03	.06	.11	.09	.12	.08
Net realized and unrealized
gain (loss) on investments	1.13	2.76	2.62	(5.63)	.19	1.39
Total from Investment Operations	1.16	2.82	2.73	(5.54)	.31	1.47
Distributions:
Dividends from
investment income—net	(.07)	(.11)	(.12)	(.12)	(.07)	(.07)
Dividends from net realized
gain on investments	—	—	—	(2.01)	(2.11)	(3.16)
Total Distributions	(.07)	(.11)	(.12)	(2.13)	(2.18)	(3.23)
Net asset value, end of period	14.26	13.17	10.46	7.85	15.52	17.39
Total Return (%)	8.79[b]	27.10	35.51	(40.42)	1.50	7.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85[c]	.84	.84	.82	.80	.80
Ratio of net expenses
to average net assets	.85[c]	.84	.84	.81	.80	.80
Ratio of net investment income
to average net assets	.39[c]	.54	1.22	.76	.73	.48
Portfolio Turnover Rate	37.29[b]	79.28	75.42	86.74	116.83	149.02
Net Assets, end of period
($ x 1,000)	147,335	147,155	131,962	125,701	277,602	338,081

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.16	10.46	7.82	15.45	17.31	19.06
Investment Operations:
Investment income—net[a]	.01	.05	.10	.08	.09	.06
Net realized and unrealized
gain (loss) on investments	1.13	2.76	2.63	(5.60)	.21	1.39
Total from Investment Operations	1.14	2.81	2.73	(5.52)	.30	1.45
Distributions:
Dividends from
investment income—net	(.05)	(.11)	(.09)	(.10)	(.05)	(.04)
Dividends from net realized
gain on investments	—	—	—	(2.01)	(2.11)	(3.16)
Total Distributions	(.05)	(.11)	(.09)	(2.11)	(2.16)	(3.20)
Net asset value, end of period	14.25	13.16	10.46	7.82	15.45	17.31
Total Return (%)	8.66[b]	26.94	35.33	(40.44)	1.39	7.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[c]	1.09	1.09	1.06	1.05	1.05
Ratio of net expenses
to average net assets	1.10[c]	.97	.90	.90	.90	.91
Ratio of net investment income
to average net assets	.14[c]	.40	1.16	.62	.58	.37
Portfolio Turnover Rate	37.29[b]	79.28	75.42	86.74	116.83	149.02
Net Assets, end of period
($ x 1,000)	19,379	19,586	16,090	13,881	39,009	85,277

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund is a diversified series. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authorita-

18

tive U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	164,052,953	—	—	164,052,953
Equity Securities—
Foreign†	2,481,665	—	—	2,481,665
Mutual Funds	54,801,826	—	—	54,801,826
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of NewYork Mellon earned $9,847 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

22

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	912,000	12,033,000	12,282,000	663,000.4
Dreyfus
Institutional
Cash
Advantage
Fund	2,072,631	150,586,143	98,519,948	54,138,826	32.5
Total	2,984,631	162,619,143	110,801,948	54,801,826	32.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $58,430,851 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $12,514,855 of the carryover expires in fiscal 2016 and $45,915,996 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $1,510,101. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

24

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $24,709 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $436 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $64 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $8,579 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $100,434, Rule 12b-1 distribution plan fees $3,910, custodian fees $4,472, chief compliance officer fees $2,259 and transfer agency per account fees $142.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $63,921,102 and $77,370,218, respectively.

At June 30, 2011, accumulated net unrealized appreciation on investments was $22,379,668, consisting of $27,857,357 gross unrealized appreciation and $5,477,689 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Small Cap Stock Index
Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Thomas J. Durante, Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 7.34%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a 7.54% return for the same period.2,3

Although U.S. stocks rallied early in the year as an economic recovery appeared to gain traction, renewed macroeconomic concerns later in the spring caused stocks to give back some of their previous gains. Still, small-cap stocks generally produced higher returns than large-cap stocks over the first half of 2011.The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index by investing in a representative sample of the stocks included in the S&P 600 Index, and in futures whose performance is tied to the S&P 600 Index. The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation and other means.The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Shifting Sentiment Sparked Market Volatility

Investors had become more optimistic by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock prices broadly higher early in the year. Small-cap stocks proved particularly strong at the time, as investors favored riskier assets in the recovering economy. However, the market rally was interrupted in February when political unrest in the Middle East led to sharply rising crude oil prices, and again in March when catastrophic nat-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

ural and nuclear disasters in Japan disrupted the global industrial supply chain. Nonetheless, investors proved resilient, and the U.S. stock market had bounced back from these shocks by the end of the first quarter.

In late April, investor sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved more disappointing than expected and the debate regarding U.S. government spending and borrowing intensified. Small-cap stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from smaller companies to larger ones and from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions. The market rallied over the final two weeks of June when Greece avoided defaulting on its debt, helping small-cap stocks post respectable results for the reporting period overall.

Rotation to Defensive Sectors Bolstered Health Care Stocks

The health care sector proved to be the top performing industry group within the S&P 600 Index over the first half of 2011 as investors increasingly turned to traditionally defensive investments. Managed care providers fared relatively well when HMOs entered new markets, including Medicare Advantage insurance programs. Producers of medical equipment also gained value amid intensifying mergers-and-acquisitions speculation in response to a changing regulatory environment.

Surging oil and natural gas prices supported prices of energy stocks during the reporting period, particularly in the midst of political uprisings in the oil-rich Middle East. In addition, the catastrophic failure of Japan’s Fukushima nuclear power plant was expected to spark a shift back to fossil fuels, potentially boosting demand for oil and gas. These factors, together with strong ongoing demand for energy-related commodities in the emerging markets, drove gains in small-cap exploration-and-production companies and oil services companies that historically have done well when oil prices rise.

Services-and-software companies drove above-average performance in the information technology sector as large companies ramped up spending on technologies designed to boost efficiency and productivity.

Wireless handset makers and certain semiconductor companies benefited from greater adoption of smartphones and other products with touchscreen interfaces.

Disappointments during the reporting period included the financial sector, where commercial and regional banks continued to struggle with a moribund U.S. housing market, high levels of foreclosure activity and low loan demand among consumers seeking to reduce debt. In the industrials sector, building products companies and construction-and-engineering firms also have been hurt by the struggling housing market.

Index Investing Offers Diversification Benefits

As an index fund, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the stocks listed in the S&P 600 Index. The fund’s investments are not affected by any individual preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 600 Index.

July 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
3	“Standard & Poor’s®,”“S&P®,”“S&P SmallCap 600” and “Standard & Poor’s SmallCap
600” are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 3.08
Ending value (after expenses)	$1,073.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund's annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
J u n e 3 0 , 2 0 1 1 ( U n a u d i t e d )

Common Stocks—100.4%	Shares	Value ($)
Consumer Discretionary—14.9%
American Public Education	6,322 [a]	281,392
Arbitron	10,460	432,312
Audiovox, Cl. A	3,595 [a]	27,178
Big 5 Sporting Goods	8,240	64,766
Biglari Holdings	656 [a]	256,529
BJ’s Restaurants	7,399 [a,b]	387,412
Blue Nile	5,678 [a,b]	249,718
Blyth	2,449	123,307
Boyd Gaming	17,221 [a]	149,823
Brown Shoe	16,123	171,710
Brunswick	31,749	647,680
Buckle	8,905	380,243
Buffalo Wild Wings	6,716 [a]	445,338
Cabela’s	13,037 [a,b]	353,955
California Pizza Kitchen	8,144 [a]	150,420
Callaway Golf	16,664	103,650
Capella Education	6,419 [a]	268,635
Carter’s	19,540 [a]	601,050
Cato, Cl. A	11,501	331,229
CEC Entertainment	8,905	357,180
Children’s Place Retail Stores	9,833 [a]	437,470
Christopher & Banks	13,042	74,992
Coinstar	12,492 [a,b]	681,314
Corinthian Colleges	24,284 [a,b]	103,450
Cracker Barrel Old Country Store	9,272	457,202
CROCS	33,985 [a]	875,114
DineEquity	4,871 [a]	254,607
Drew Industries	5,478	135,416
E.W. Scripps, Cl. A	16,524 [a]	159,787
Ethan Allen Interiors	13,271 [b]	282,540
Finish Line, Cl. A	21,184	453,338
Fred’s, Cl. A	15,032	216,912
Genesco	7,893 [a]	411,225
Group 1 Automotive	7,713	317,621
Haverty Furniture	8,506	97,904

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Helen of Troy	12,285 [a]	424,201
Hibbett Sports	11,508 [a]	468,491
Hillenbrand	20,568	486,433
Hot Topic	17,906	133,221
HSN	14,922 [a]	491,232
Iconix Brand Group	28,138 [a]	680,940
Interval Leisure Group	14,896 [a]	203,926
Jack in the Box	17,924 [a]	408,309
JAKKS Pacific	12,931 [a,b]	238,060
JOS. A. Bank Clothiers	10,116 [a,b]	505,901
K-Swiss, Cl. A	5,256 [a]	55,871
Kid Brands	10,492 [a]	54,139
Kirkland’s	5,690 [a]	68,394
La-Z-Boy	17,927 [a]	176,939
Lithia Motors, Cl. A	7,984	156,726
Live Nation	53,049 [a]	608,472
Liz Claiborne	39,555 [a,b]	211,619
Lumber Liquidators Holdings	6,209 [a,b]	157,709
M/I Homes	7,103 [a]	87,083
Maidenform Brands	7,724 [a]	213,646
Marcus	13,002	128,460
MarineMax	7,134 [a]	62,494
Men’s Wearhouse	19,587	660,082
Meritage Homes	11,440 [a]	258,086
Midas	4,531 [a]	28,636
Monarch Casino & Resort	4,268 [a]	44,558
Monro Muffler Brake	12,912	481,488
Movado Group	6,592	112,789
NutriSystem	9,599 [b]	134,962
OfficeMax	30,932 [a,b]	242,816
Oxford Industries	5,155	174,033
P.F. Chang’s China Bistro	9,846 [b]	396,203
Papa John’s International	9,033 [a]	300,438
Peet’s Coffee & Tea	3,740 [a,b]	215,798
PEP Boys-Manny Moe & Jack	24,039	262,746

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Perry Ellis International	4,077 [a]	102,944
PetMed Express	10,130 [b]	120,041
Pinnacle Entertainment	21,235 [a,b]	316,402
Pool	17,670	526,743
Pre-Paid Legal Services	4,297 [a]	285,708
Quiksilver	50,858 [a]	239,033
Red Robin Gourmet Burgers	5,838 [a]	212,386
Ruby Tuesday	27,752 [a]	299,167
Rue21	5,403 [a]	175,598
Ruth’s Hospitality Group	18,116 [a,b]	101,631
Select Comfort	20,125 [a]	361,848
Shuffle Master	21,644 [a]	202,480
Skechers USA, Cl. A	11,642 [a,b]	168,576
Sonic	23,488 [a]	249,677
Sonic Automotive, Cl. A	12,881 [b]	188,707
Spartan Motors	17,439	94,171
Stage Stores	16,590	278,712
Standard Motor Products	6,063	92,339
Standard-Pacific	36,275 [a,b]	121,521
Stein Mart	7,159	69,013
Steven Madden	12,292 [a]	461,073
Sturm Ruger & Co.	8,111	178,036
Superior Industries International	11,012	243,475
Texas Roadhouse	24,752	434,026
True Religion Apparel	9,475 [a]	275,533
Tuesday Morning	2,566 [a]	11,932
Universal Electronics	5,896 [a]	148,933
Universal Technical Institute	8,826	174,490
Vitamin Shoppe	9,991 [a]	457,188
Winnebago Industries	10,835 [a,b]	104,666
Wolverine World Wide	17,033	711,128
Zale	13,227 [a]	74,071
Zumiez	9,328 [a,b]	232,920
		27,791,488

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples—4.1%
Alliance One International	27,656 [a]	89,329
Andersons	5,702	240,909
B&G Foods	17,007	350,684
Boston Beer, Cl. A	3,992 [a]	357,683
Cal-Maine Foods	6,377 [b]	203,809
Calavo Growers	5,109 [b]	107,596
Casey’s General Stores	14,808	651,552
Central Garden & Pet, Cl. A	23,471 [a]	238,231
Darling International	42,359 [a]	749,754
Diamond Foods	7,302 [b]	557,435
Hain Celestial Group	14,693 [a]	490,158
Inter Parfums	5,531	127,379
J&J Snack Foods	5,719	285,092
Medifast	5,389 [a,b]	127,881
Nash Finch	5,459	195,487
Prestige Brands Holdings	17,842 [a]	229,091
Sanderson Farms	6,144 [b]	293,560
Seneca Foods, Cl. A	1,370 [a]	35,045
Snyders-Lance	14,954	323,455
Spartan Stores	10,665	208,287
TreeHouse Foods	13,070 [a]	713,753
United Natural Foods	16,608 [a]	708,663
WD-40	7,240	282,650
		7,567,483
Energy—4.5%
Basic Energy Services	9,393 [a]	295,598
Bristow Group	14,163	722,596
Contango Oil & Gas	5,072 [a]	296,408
Georesources	7,387 [a]	166,134
Gulf Island Fabrication	5,998	193,615
Gulfport Energy	12,557 [a]	372,817
Hornbeck Offshore Services	6,544 [a,b]	179,960
ION Geophysical	63,591 [a,b]	601,571
Lufkin Industries	10,579	910,323
Matrix Service	11,481 [a]	153,616
OYO Geospace	1,617 [a]	161,700

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Penn Virginia	17,067	225,455
Petroleum Development	8,397 [a]	251,154
PetroQuest Energy	24,385 [a]	171,183
Pioneer Drilling	21,078 [a]	321,229
SEACOR Holdings	8,589	858,556
Stone Energy	19,836 [a]	602,816
Swift Energy	14,930 [a]	556,441
Tetra Technologies	29,997 [a]	381,862
World Fuel Services	24,640	885,315
		8,308,349
Financial—19.1%
Acadia Realty Trust	11,782 [c]	239,528
Amerisafe	4,316 [a]	97,628
Bank Mutual	6,459	23,705
Bank of the Ozarks	4,593	239,112
BioMed Realty Trust	46,314 [c]	891,081
Boston Private Financial Holdings	32,694	215,127
Brookline Bancorp	27,518 [b]	255,092
Calamos Asset Management, Cl. A	7,262	105,444
Cash America International	11,827	684,428
Cedar Shopping Centers	14,029 [c]	72,249
City Holding	7,063	233,291
Colonial Properties Trust	30,097 [c]	613,979
Columbia Banking System	16,667	287,006
Community Bank System	14,105 [b]	349,663
Delphi Financial Group, Cl. A	19,218	561,358
DiamondRock Hospitality	60,363 [c]	647,695
Dime Community Bancshares	6,381	92,780
EastGroup Properties	10,530 [c]	447,630
eHealth	7,144 [a,b]	95,444
Employers Holdings	11,402	191,212
Entertainment Properties Trust	18,250 [c]	852,275
Extra Space Storage	35,149 [c]	749,728
EZCORP, Cl. A	17,845 [a]	634,836
F.N.B	43,735 [b]	452,657
First BanCorp	8,955 [a,b]	38,596

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
First Cash Financial Services	11,808 [a]	495,818
First Commonwealth Financial	39,311	225,645
First Financial Bancorp	20,379	340,126
First Financial Bankshares	11,959 [b]	411,988
First Midwest Bancorp	23,040	283,162
Forestar Group	11,785 [a]	193,628
Franklin Street Properties	21,664 [b,c]	279,682
Getty Realty	11,371 [b,c]	286,890
Glacier Bancorp	22,469 [b]	302,882
Hanmi Financial	80,411 [a,b]	86,040
Healthcare Realty Trust	24,049 [c]	496,131
Home Bancshares	9,278	219,332
Home Properties	13,543 [c]	824,498
Horace Mann Educators	14,849	231,793
Independent Bank/MA	6,451 [b]	169,339
Infinity Property & Casualty	4,482	244,986
Inland Real Estate	30,292 [c]	267,478
Interactive Brokers Group, Cl. A	18,731	293,140
Investment Technology Group	15,903 [a]	222,960
Kilroy Realty	20,270 [c]	800,462
Kite Realty Group Trust	18,293 [c]	91,099
LaSalle Hotel Properties	32,174 [c]	847,463
Lexington Realty Trust	55,529 [b,c]	506,980
Lincoln Educational Services	8,234	141,213
LTC Properties	10,559 [c]	293,751
Meadowbrook Insurance Group	18,316	181,512
Medical Properties Trust	44,795 [c]	515,143
Mid-America Apartment Communities	12,761 [c]	860,985
Nara Bancorp	21,516 [a]	174,925
National Financial Partners	16,451 [a]	189,845
National Penn Bancshares	44,283	351,164
National Retail Properties	33,738 [b,c]	826,918
Navigators Group	4,480 [a]	210,560
NBT Bankcorp	11,061	244,780
Old National Bancorp	39,384	425,347
optionsXpress Holdings	18,363	306,295

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
PacWest Bancorp	14,479	297,833
Parkway Properties	9,261 [c]	157,993
Pennsylvania Real Estate Investment Trust	22,586 [b,c]	354,600
Pinnacle Financial Partners	10,602 [a]	164,967
Piper Jaffray	7,580 [a]	218,380
Portfolio Recovery Associates	5,959 [a]	505,264
Post Properties	19,377 [c]	789,807
Presidential Life	8,905	92,968
PrivateBancorp	24,450	337,410
ProAssurance	11,405 [a]	798,350
Prospect Capital	36,657 [b]	370,602
Provident Financial Services	16,253	232,743
PS Business Parks	7,961 [c]	438,651
RLI	5,384	333,377
S&T Bancorp	8,629 [b]	160,413
Safety Insurance Group	5,412	227,520
Saul Centers	2,986 [c]	117,559
Selective Insurance Group	21,744	353,775
Signature Bank	15,578 [a]	891,062
Simmons First National, Cl. A	8,501	218,136
Sovran Self Storage	10,813 [c]	443,333
Sterling Bancorp	12,560	119,194
Sterling Bancshares	30,378	247,884
Stewart Information Services	8,731	87,572
Stifel Financial	18,334 [a]	657,457
Susquehanna Bancshares	45,059 [b]	360,472
SWS Group	8,748	52,401
Tanger Factory Outlet Centers	29,177 [c]	781,068
Texas Capital Bancshares	12,506 [a]	323,030
Tompkins Financial	1,654 [b]	64,903
Tower Group	13,391	318,974
Trustco Bank	36,212	177,439
UMB Financial	12,294	514,873
Umpqua Holdings	45,671	528,413
United Bankshares	14,201 [b]	347,640
United Community Banks	7,386 [a,b]	77,996

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
United Fire & Casualty	10,414	180,891
Universal Health Realty Income Trust	4,385 [c]	175,312
Urstadt Biddle Properties, Cl. A	9,951 [c]	180,213
Wilshire Bancorp	21,326 [a]	62,698
Wintrust Financial	11,687 [b]	376,088
World Acceptance	6,655 [a,b]	436,368
		35,491,133
Health Care—12.8%
Abaxis	6,855 [a]	186,799
Affymetrix	35,839 [a]	284,203
Air Methods	3,728 [a]	278,631
Align Technology	26,093 [a]	594,920
Almost Family	3,688 [a]	101,051
Amedisys	10,112 [a,b]	269,283
AMERIGROUP	18,884 [a]	1,330,755
AMN Healthcare Services	7,689 [a]	63,972
AmSurg	13,019 [a]	340,186
Analogic	5,436	285,879
ArQule	24,204 [a]	151,275
Bio-Reference Labs	6,541 [a]	136,707
Cambrex	15,081 [a]	69,674
Cantel Medical	4,766	128,253
Centene	16,954 [a]	602,376
Chemed	8,731	572,055
Computer Programs & Systems	3,305	209,801
CONMED	12,126 [a]	345,348
CorVel	3,045 [a]	142,810
Cross Country Healthcare	6,587 [a]	50,061
CryoLife	14,841 [a]	83,110
Cubist Pharmaceuticals	20,645 [a,b]	743,014
Cyberonics	10,720 [a]	299,624
Emergent BioSolutions	8,742 [a]	197,132
Ensign Group	3,794	115,300
Enzo Biochem	7,447 [a]	31,650
eResearch Technology	17,748 [a]	113,055
Gentiva Health Services	9,776 [a]	203,634

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Greatbatch	10,678 [a]	286,384
Haemonetics	10,090 [a]	649,493
Hanger Orthopedic Group	10,225 [a]	250,206
HealthSpring	24,804 [a]	1,143,712
Healthways	12,853 [a]	195,109
Hi-Tech Pharmacal	5,870 [a,b]	169,819
HMS Holdings	9,732 [a]	748,099
ICU Medical	5,636 [a]	246,293
Integra LifeSciences Holdings	7,514 [a,b]	359,244
Invacare	13,566 [b]	450,256
IPC The Hospitalist	4,831 [a]	223,917
Kendle International	2,703 [a]	40,761
Kensey Nash	5,170 [a]	130,439
Landauer	2,575	158,594
LCA-Vision	5,800 [a]	27,724
LHC Group	6,386 [a]	147,261
Magellan Health Services	13,022 [a]	712,824
MedCath	7,847 [a]	106,641
Medicines	23,053 [a]	380,605
Meridian Bioscience	12,810	308,849
Merit Medical Systems	12,101 [a]	217,455
Molina Healthcare	8,818 [a]	239,144
MWI Veterinary Supply	3,911 [a]	315,891
Natus Medical	11,576 [a]	175,376
Neogen	7,622 [a]	344,591
NuVasive	14,542 [a,b]	478,141
Omnicell	14,722 [a]	229,516
Palomar Medical Technologies	3,162 [a]	35,667
Par Pharmaceutical Cos.	14,745 [a]	486,290
Parexel International	20,598 [a]	485,289
PharMerica	12,986 [a]	165,701
PSS World Medical	21,744 [a]	609,049
Quality Systems	6,614 [b]	577,402
Questcor Pharmaceuticals	22,901 [a,b]	551,914
Regeneron Pharmaceuticals	26,600 [a]	1,508,486
Salix Pharmaceuticals	20,514 [a]	817,073

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Savient Pharmaceuticals	23,248 [a,b]	174,128
SurModics	4,151 [a]	46,076
Symmetry Medical	12,617 [a]	113,174
ViroPharma	29,802 [a]	551,337
West Pharmaceutical Services	13,253	579,951
Zoll Medical	7,916 [a]	448,521
		23,816,960
Industrial—15.8%
A.O. Smith	11,027	466,442
AAON	5,108 [b]	111,548
AAR	13,231	358,428
ABM Industries	18,103	422,524
Actuant, Cl. A	25,368	680,623
Aerovironment	7,420 [a,b]	262,297
Albany International, Cl. A	12,284	324,175
Allegiant Travel	4,864 [a,b]	240,768
American Science & Engineering	2,725	218,000
Apogee Enterprises	5,997	76,822
Applied Industrial Technologies	15,199	541,236
Arkansas Best	8,194	194,444
Astec Industries	6,132 [a]	226,761
AZZ	3,586	164,239
Badger Meter	4,320 [b]	159,797
Barnes Group	16,334	405,247
Belden	16,911	589,517
Brady, Cl. A	21,319	683,487
Briggs & Stratton	20,674	410,586
Cascade	3,806	181,051
CDI	1,932	25,676
Ceradyne	10,078 [a]	392,941
CIRCOR International	4,915	210,509
CLARCOR	19,630	928,106
Comfort Systems USA	9,436	100,116
Consolidated Graphics	4,627 [a]	254,254
Cubic	6,731	343,214
Curtiss-Wright	18,170	588,163

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Dolan	12,885 [a]	109,136
Dycom Industries	13,087 [a]	213,842
EMCOR Group	25,567 [a]	749,369
Encore Wire	6,412	155,299
EnPro Industries	8,675 [a]	417,007
ESCO Technologies	11,389	419,115
Esterline Technologies	10,696 [a]	817,174
Exponent	4,657 [a]	202,626
Federal Signal	25,067	164,440
Forward Air	10,262	346,753
G&K Services, Cl. A	7,677	259,943
GenCorp	31,613 [a]	202,955
Geo Group	22,620 [a]	520,939
Gibraltar Industries	13,585 [a]	153,782
Griffon	16,014 [a]	161,421
Healthcare Services Group	20,827	338,439
Heartland Express	18,958 [b]	313,944
Heidrick & Struggles International	6,580	148,971
Hub Group, Cl. A	12,234 [a]	460,732
II-VI	18,420 [a]	471,552
Insituform Technologies, Cl. A	14,652 [a]	307,252
Insperity	10,330	305,871
Interface, Cl. A	22,876	443,108
John Bean Technologies	8,345	161,225
Kaman	8,169	289,754
Kaydon	13,429	501,170
Kelly Services, Cl. A	13,863 [a]	228,739
Knight Transportation	22,235	377,773
Lawson Products	836	16,444
Lindsay	4,444 [b]	305,747
Lydall	5,807 [a]	69,452
Mobile Mini	13,796 [a]	292,337
Moog, Cl. A	17,517 [a]	762,340
Mueller Industries	13,466	510,496
National Presto Industries	1,430 [b]	145,131
Navigant Consulting	17,856 [a]	187,309

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
NCI Building Systems	5,811 [a]	66,187
Old Dominion Freight Line	16,740 [a]	624,402
On Assignment	10,608 [a]	104,277
Orbital Sciences	18,186 [a]	306,434
Orion Marine Group	10,007 [a]	94,166
Powell Industries	3,535 [a]	129,028
Quanex Building Products	16,291	267,009
Robbins & Myers	16,802	887,986
School Specialty	7,319 [a]	105,320
SFN Group	22,302 [a]	202,725
Simpson Manufacturing	14,449	431,592
SkyWest	23,164	348,850
Standard Register	4,840 [b]	15,246
Standex International	5,276	161,815
SYKES Enterprises	16,960 [a]	365,149
Teledyne Technologies	12,489 [a]	628,946
Tetra Tech	22,008 [a]	495,180
Toro	12,092	731,566
Tredegar	11,087	203,446
TrueBlue	17,420 [a]	252,242
UniFirst	5,355	300,897
United Stationers	18,619	659,671
Universal Forest Products	6,074	145,533
Viad	10,112	225,396
Vicor	7,639	123,523
Watts Water Technologies, Cl. A	11,728	415,288
		29,384,432
Information Technology—19.3%
Advanced Energy Industries	12,733 [a]	188,321
Agilysys	5,900 [a,b]	49,206
Anixter International	10,575	690,970
Arris Group	46,127 [a]	535,534
ATMI	13,391 [a]	273,578
Avid Technology	8,652 [a]	163,004
Bel Fuse, Cl. B	5,363	116,323
Benchmark Electronics	19,105 [a]	315,232

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Black Box	5,569	174,143
Blackbaud	14,443	400,360
Blue Coat Systems	15,788 [a]	345,126
Bottomline Technologies	10,989 [a]	271,538
Brightpoint	28,231 [a]	228,953
Brooks Automation	23,045 [a]	250,269
Cabot Microelectronics	9,309 [a]	432,589
CACI International, Cl. A	12,030 [a]	758,852
Cardtronics	13,577 [a]	318,381
Ceva	6,567 [a]	200,031
Checkpoint Systems	13,770 [a]	246,208
Ciber	27,423 [a]	152,198
Cirrus Logic	24,570 [a]	390,663
Cognex	16,359	579,599
Cohu	9,677	126,865
Commvault Systems	15,036 [a]	668,350
comScore	8,404 [a]	217,664
Comtech Telecommunications	11,680	327,507
CSG Systems International	14,934 [a]	275,980
CTS	13,448	130,042
Cymer	12,132 [a]	600,655
Daktronics	15,288	164,958
DealerTrack Holdings	13,289 [a]	304,983
DG Fastchannel	10,519 [a]	337,134
Digi International	10,315 [a]	134,095
Diodes	12,332 [a]	321,865
DSP Group	13,851 [a]	120,504
DTS	7,582 [a]	307,450
Ebix	13,839 [a,b]	263,633
Electro Scientific Industries	10,755 [a]	207,571
EMS Technologies	5,315 [a]	175,236
Entropic Communications	25,851 [a]	229,815
EPIQ Systems	15,704	223,311
Exar	14,424 [a]	91,304
FARO Technologies	6,501 [a]	284,744
FEI	14,332 [a]	547,339

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Forrester Research	4,802	158,274
Gerber Scientific	8,219 [a]	91,477
Harmonic	29,307 [a]	211,890
Heartland Payment Systems	11,577	238,486
Hittite Microwave	8,216 [a]	508,653
iGATE Capital	11,916	194,469
Infospace	10,772 [a]	98,241
Insight Enterprises	17,382 [a]	307,835
Integral Systems	1,973 [a]	24,011
Interactive Intelligence	4,593 [a]	160,985
Intermec	15,568 [a]	171,871
Intevac	9,262 [a]	94,565
j2 Global Communications	19,031 [a]	537,245
JDA Software Group	13,964 [a]	431,348
Kopin	19,235 [a]	90,597
Kulicke & Soffa Industries	29,943 [a]	333,565
Liquidity Services	9,420 [a]	222,406
Littelfuse	9,062	532,121
LivePerson	16,129 [a]	228,064
Logmein	5,153 [a,b]	198,751
LoJack	12,662 [a]	55,206
Manhattan Associates	9,726 [a]	334,963
MAXIMUS	7,096	587,052
Mercury Computer Systems	9,926 [a]	185,418
Methode Electronics	17,813	206,809
Micrel	24,007	253,994
Microsemi	31,572 [a]	647,226
MicroStrategy, Cl. A	3,375 [a]	549,045
MKS Instruments	19,666	519,576
Monolithic Power Systems	12,127 [a]	186,998
Monotype Imaging Holdings	10,297 [a]	145,497
MTS Systems	6,706	280,512
Nanometrics	6,318 [a]	119,979
NCI, Cl. A	1,815 [a]	41,237

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Netgear	12,114 [a]	529,624
NetScout Systems	15,499 [a]	323,774
Network Equipment Technologies	12,019 [a]	26,442
Newport	16,295 [a]	296,080
Novatel Wireless	15,536 [a,b]	85,137
Oplink Communications	6,592 [a]	122,809
OSI Systems	6,955 [a]	299,065
Park Electrochemical	8,889	248,448
PC-Tel	5,481 [a]	35,517
Perficient	11,530 [a]	118,298
Pericom Semiconductor	6,965 [a]	62,267
Plexus	13,219 [a]	460,153
Power Integrations	9,222	354,401
Progress Software	26,960 [a]	650,545
Pulse Electronics	19,682 [b]	86,994
Radiant Systems	13,111 [a]	274,020
Radisys	14,357 [a]	104,663
RightNow Technologies	7,384 [a]	239,242
Rofin-Sinar Technologies	11,506 [a]	392,930
Rogers	5,809 [a]	268,376
Rudolph Technologies	14,334 [a]	153,517
ScanSource	8,498 [a]	318,505
Sigma Designs	13,581 [a]	103,759
Smith Micro Software	10,951 [a,b]	46,104
Sourcefire	9,549 [a]	283,796
Stamps.com	8,375	111,723
Standard Microsystems	8,380 [a]	226,176
Stratasys	6,728 [a]	226,734
Super Micro Computer	7,921 [a]	127,449
Supertex	2,517 [a]	56,381
Symmetricom	21,097 [a]	122,996
Synaptics	14,909 [a,b]	383,758
Synchronoss Technologies	7,640 [a]	242,417
SYNNEX	8,431 [a]	267,263

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Take-Two Interactive Software	33,622 [a]	513,744
Taleo, Cl. A	13,714 [a]	507,829
Tekelec	23,904 [a]	218,244
TeleTech Holdings	11,711 [a]	246,868
Tessera Technologies	20,033 [a]	343,366
THQ	28,882 [a,b]	104,553
Triquint Semiconductor	57,596 [a]	586,903
TTM Technologies	15,745 [a]	252,235
Tyler Technologies	10,188 [a]	272,835
Ultratech	9,257 [a]	281,228
United Online	38,235	230,557
Veeco Instruments	15,015 [a,b]	726,876
ViaSat	14,167 [a]	613,006
Volterra Semiconductor	7,836 [a,b]	193,236
Websense	16,686 [a]	433,335
Wright Express	13,381 [a]	696,749
XO Group	8,110 [a]	80,695
		36,042,071
Materials—5.2%
A. Schulman	9,794	246,711
A.M. Castle & Co.	9,007 [a]	149,606
AMCOL International	8,663	330,580
American Vanguard	9,288 [b]	120,465
Arch Chemicals	9,688	333,655
Balchem	9,306	407,417
Buckeye Technologies	16,390	442,202
Calgon Carbon	18,171 [a,b]	308,907
Century Aluminum	24,078 [a]	376,821
Clearwater Paper	4,698 [a]	320,779
Deltic Timber	3,286	176,425
Eagle Materials	14,463	403,084
H.B. Fuller	18,386	448,986

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Hawkins	3,123 [b]	113,115
Haynes International	4,458	276,084
Headwaters	21,893 [a]	68,525
Kaiser Aluminum	5,336 [b]	291,452
KapStone Paper and Packaging	14,071 [a]	233,156
Koppers Holdings	7,364	279,317
Kraton Performance Polymers	11,327 [a]	443,679
LSB Industries	6,745 [a]	289,495
Materion	7,399 [a]	273,541
Myers Industries	14,704	151,157
Neenah Paper	6,259	133,192
Olympic Steel	2,164	59,575
OM Group	12,456 [a]	506,212
PolyOne	33,130	512,521
Quaker Chemical	3,627	155,997
RTI International Metals	9,711 [a]	372,611
Schweitzer-Mauduit International	7,150	401,473
Stepan	3,204	227,164
STR Holdings	14,553 [a,b]	217,131
Texas Industries	9,224 [b]	383,995
Wausau Paper	18,045	121,623
Zep	9,255	174,920
		9,751,573
Telecommunication Services—.7%
Atlantic Tele-Network	3,211	123,174
Cbeyond	11,571 [a]	153,084
Cincinnati Bell	67,300 [a]	223,436
General Communication, Cl. A	19,132 [a]	230,923
Neutral Tandem	12,012 [a]	209,249
NTELOS Holdings	8,522	174,019
USA Mobility	10,974	167,463
		1,281,348

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—4.0%
Allete	12,590	516,694
American States Water	6,689	231,841
Avista	22,608	580,800
Central Vermont Public Service	7,173	259,304
CH Energy Group	6,521	347,308
El Paso Electric	17,228	556,464
Harte-Hanks	11,970	97,196
Laclede Group	9,375	354,656
New Jersey Resources	13,993	624,228
Northwest Natural Gas	8,570	386,764
NorthWestern	11,980	396,658
Piedmont Natural Gas	24,528 [b]	742,217
South Jersey Industries	10,060	546,359
Southwest Gas	17,393	671,544
UIL Holdings	16,815 [b]	543,965
UniSource Energy	13,457	502,350
		7,358,348
Total Common Stocks
(cost $146,998,332)		186,793,185
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 9/22/11
(cost $94,990)	95,000 [d]	94,997

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,020,000)	1,020,000 [e]	1,020,000

Investment of Cash Collateral
for Securities Loaned—9.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,136,004)	18,136,004 [e]	18,136,004

Total Investments (cost $166,249,326)	110.8%	206,044,186
Liabilities, Less Cash and Receivables	(10.8%)	(20,035,479)
Net Assets	100.0%	186,008,707

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $17,811,152 and the value of the collateral held by the fund was $18,136,004.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.3	Materials	5.2
Financial	19.1	Energy	4.5
Industrial	15.8	Consumer Staples	4.1
Consumer Discretionary	14.9	Utilities	4.0
Health Care	12.8	Telecommunication Services	.7
Short-Term/
Money Market Investments	10.4		110.8

† Based on net assets.
See notes to financial statements.

The Fund	25

STATEMENT OF FINANCIAL FUTURES
J u n e 3 0 , 2 0 1 1 ( U n a u d i t e d )

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2011 ($)
Financial Futures Long
Russell 2000 E-mini	8	660,320	September 2011	4,625

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
J u n e 3 0 , 2 0 1 1 ( U n a u d i t e d )

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,811,152)—Note 1(b):
Unaffiliated issuers	147,093,322	186,888,182
Affiliated issuers	19,156,004	19,156,004
Cash		1,023,516
Receivable for investment securities sold		1,172,793
Dividends and interest receivable		174,161
Receivable for futures variation margin—Note 4		14,821
		208,429,477
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		88,289
Liability for securities on loan—Note 1(b)		18,136,004
Payable for investment securities purchased		2,934,328
Payable for shares of Beneficial Interest redeemed		1,262,149
		22,420,770
Net Assets ($)		186,008,707
Composition of Net Assets ($):
Paid-in capital		148,468,526
Accumulated undistributed investment income—net		471,958
Accumulated net realized gain (loss) on investments		(2,731,262)
Accumulated net unrealized appreciation (depreciation)
on investments (including $4,625 net unrealized
appreciation on financial futures)		39,799,485
Net Assets ($)		186,008,707
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		14,320,374
Net Asset Value, offering and redemption price per share ($)		12.99

See notes to financial statements.

The Fund	27

STATEMENT OF OPERATIONS
S i x M o n t h s E n d e d J u n e 3 0 , 2 0 1 1 ( U n a u d i t e d )

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	955,150
Affiliated issuers	985
Income from securities lending—Note 1(b)	21,226
Interest	52
Total Income	977,413
Expenses:
Investment advisory fee—Note 3(a)	316,044
Distribution fees—Note 3(b)	225,746
Loan commitment fees—Note 2	1,273
Total Expenses	543,063
Investment Income—Net	434,350
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,122,348
Net realized gain (loss) on financial futures	98,332
Net Realized Gain (Loss)	6,220,680
Net unrealized appreciation (depreciation) on investments	6,182,584
Net unrealized appreciation (depreciation) on financial futures	(6,490)
Net Unrealized Appreciation (Depreciation)	6,176,094
Net Realized and Unrealized Gain (Loss) on Investments	12,396,774
Net Increase in Net Assets Resulting from Operations	12,831,124

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	434,350	1,086,116
Net realized gain (loss) on investments	6,220,680	13,332,018
Net unrealized appreciation
(depreciation) on investments	6,176,094	20,990,683
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,831,124	35,408,817
Dividends to Shareholders from ($):
Investment income—net	(1,073,675)	(784,411)
Net realized gain on investments	(429,470)	—
Total Dividends	(1,503,145)	(784,411)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	17,436,768	66,747,008
Dividends reinvested	1,503,145	784,411
Cost of shares redeemed	(21,983,210)	(51,603,629)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,043,297)	15,927,790
Total Increase (Decrease) in Net Assets	8,284,682	50,552,196
Net Assets ($):
Beginning of Period	177,724,025	127,171,829
End of Period	186,008,707	177,724,025
Undistributed investment income—net	471,958	1,111,283
Capital Share Transactions (Shares):
Shares sold	1,376,631	6,466,229
Shares issued for dividends reinvested	116,073	73,792
Shares redeemed	(1,734,205)	(5,020,396)
Net Increase (Decrease) in Shares Outstanding	(241,501)	1,519,625

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not refect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.20	9.75	10.36	17.64	18.59	16.66
Investment Operations:
Investment income—net[a]	.03	.08	.06	.12	.13	.08
Net realized and unrealized
gain (loss) on investments	.87	2.43	1.42	(4.95)	(.23)	2.32
Total from Investment Operations	.90	2.51	1.48	(4.83)	(.10)	2.40
Distributions:
Dividends from
investment income—net	(.08)	(.06)	(.27)	(.13)	(.07)	(.07)
Dividends from net realized
gain on investments	(.03)	—	(1.82)	(2.32)	(.78)	(.40)
Total Distributions	(.11)	(.06)	(2.09)	(2.45)	(.85)	(.47)
Net asset value, end of period	12.99	12.20	9.75	10.36	17.64	18.59
Total Return (%)	7.34[b]	25.83	25.03	(30.91)	(.66)	14.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.60	.60	.60	.61	.61
Ratio of net investment income
to average net assets	.48[c]	.75	.76	.85	.69	.47
Portfolio Turnover Rate	9.61[b]	32.85	28.18	35.95	20.72	27.85
Net Assets, end of period
($ x 1,000)	186,009	177,724	127,172	106,831	373,386	465,887

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. U.S.Treasury Bills are valued at the mean between quoted bid prices and asked prices by an independent pricing service approved by the Board of Trustees. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	186,793,185	—	—	186,793,185
Mutual Funds	19,156,004	—	—	19,156,004
U.S. Treasury	—	94,997	—	94,997
Other Financial
Instruments:
Futures††	4,625	—	—	4,625

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of NewYork Mellon earned $7,075 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,194,000	19,836,000	21,010,000	1,020,000.5
Dreyfus
Institutional
Cash
Advantage
Fund†	13,421,616	40,086,002	35,371,614	18,136,004	9.8
Total	15,615,616	59,922,002	56,381,614	19,156,004	10.3

†	On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by the
Dreyfus Institutional Cash Advantage Fund, resulting in a transfer of Shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $784,411. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement (the “Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Manager has agreed to pay all of the expenses of the fund except investment advisory fees, Rule 12b-1 distribution plan fees, taxes, interest expenses, brokerage commissions, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses. In addition, the Manager has also agreed to reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing.The Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, the fund was charged $225,746 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $51,502 and Rule 12b-1 distribution plan fees $36,787.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2011, amounted to $18,111,159 and $17,575,637, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2011 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Equity futures contracts	1,669,106

At June 30, 2011, accumulated net unrealized appreciation on investments was $39,794,860, consisting of $49,015,168 gross unrealized appreciation and $9,220,308 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	39

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Technology Growth
Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios,Technology Growth Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 4.78%, and its Service shares produced a total return of 4.65%.1 The fund’s benchmarks, the Morgan Stanley High Technology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of –0.30% and 6.01%, respectively, over the same period.2,3

Although stocks rallied during the first quarter of 2011, renewed economic concerns in the second quarter caused them to give back a portion of those gains.The fund produced higher returns than the MS High Tech 35 Index, mainly due to overweighted exposure to companies in the vanguard of emerging technological trends. The fund produced returns that were lower than the S&P 500 Index due in large part to technology stocks, which generally lagged market averages as investors shifted their focus to more defensive areas.

The Fund’s Investment Approach

The fund seeks capital appreciation by normally investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

Shifting Sentiment Sparked Heightened Volatility

Investors seemed optimistic at the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

prices broadly higher. However, the market rally was interrupted in February, when political unrest in the Middle East led to sharply rising energy prices, and again in March when natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and the U.S. stock market bounced back from these unexpected shocks.

In late April, investor sentiment deteriorated when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved disappointing and the debate regarding U.S. government spending and borrowing intensified.Technology stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain conditions. In addition, the technology sector was dampened by disappointments among some large companies that may have been unprepared for the rising popularity of smartphones and tablet computers as well as the advent of “cloud computing,” in which businesses manage data and application over the Internet.

Accelerating Trends Lifted Several Fund Holdings

The fund’s results in a choppy investment environment were bolstered by its focus on companies at the forefront of the trends toward cloud computing and mobile devices.Top performers over the first half of 2011 included Teradata, which saw robust demand for data warehousing and business intelligence applications. Video game maker Electronic Arts benefited from a new product cycle centered around digital downloads of gaming software. Similarly, DVD rental giant Netflix continued to gain value as it built more robust on-demand streaming capabilities. Among companies benefiting from the growing popularity of wireless devices, restaurant reservations service OpenTable saw greater adoption of its smartphone applications, and communications equipment developer Alcatel-Lucent encountered greater demand for wireless infrastructure. In addition, the fund did not own some of the reporting period’s laggards, such as Blackberry maker Research In Motion, consumer electronics giant Sony and networking giant Cisco Systems.

Disappointments over the first six months of the year included Akamai Technologies, which suffered amid lower-than-expected demand for bandwidth among Internet content providers. Handset producer Motorola Mobility Holdings did not participate in the introduction

4

of new 4G mobile phones. Equipment maker Cree was hurt by an inventory glut of LED components used in general lighting and other devices. Finally, the fund did not own some of the market’s better performers, including handset producer Ericsson, storage specialist EMC and personal-computer seller Dell.

Focusing on Secular Growth

Although technology stocks generally became more attractively valued by midyear, we have maintained a highly selective approach. We are focusing on companies that we believe are poised to benefit from secular trends, such as cloud computing and greater adoption of mobile devices, rather than those that tend to rise and fall with the broader economy.We have established a correspondingly underweighted position among more mature companies that, in our analysis, are not as well positioned to participate in today’s technological trends. In our judgment, this strategy potentially positions the fund well for the future regardless of the near-term strength and sustainability of the economic recovery.

July 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
The fund’s share price is likely to be more volatile than that of other funds that do not concentrate in one sector. The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.
Investors cannot invest directly in any index.
3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Technology Growth Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.21	$5.48
Ending value (after expenses)	$1,047.80	$1,046.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.41
Ending value (after expenses)	$1,020.68	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of .83% for Initial Shares and 1.08% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—97.7%	Shares	Value ($)
Consumer Discretionary—9.2%
Amazon.com	58,450 [a]	11,952,440
Netflix	21,650 [a,b]	5,687,239
Priceline.com	10,230 [a]	5,237,044
		22,876,723
Information Technology—88.5%
Accenture, Cl. A	118,230	7,143,457
Akamai Technologies	219,430 [a]	6,905,462
Alcatel-Lucent, ADR	1,908,920 [a,b]	11,014,468
Apple	29,261 [a]	9,822,040
Atmel	379,620 [a]	5,341,253
BMC Software	151,650 [a]	8,295,255
Cavium	118,954 [a,b]	5,185,205
Cognizant Technology Solutions, Cl. A	75,035 [a]	5,503,067
Corning	347,740	6,311,481
Electronic Arts	357,702 [a]	8,441,767
F5 Networks	76,020 [a]	8,381,205
Google, Cl. A	18,480 [a]	9,357,902
Informatica	111,510 [a,b]	6,515,529
International Business Machines	71,470	12,260,679
Microchip Technology	129,000 [b]	4,890,390
Motorola Mobility Holdings	218,200 [a]	4,809,128
NetApp	217,020 [a,b]	11,454,316
NVIDIA	257,180 [a,b]	4,098,163
OmniVision Technologies	173,840 [a,b]	6,051,370
Oracle	342,823	11,282,305
Paychex	196,340 [b]	6,031,565
QUALCOMM	264,440	15,017,548
Quest Software	183,090 [a]	4,161,636
Riverbed Technology	217,630 [a]	8,615,972
Salesforce.com	59,690 [a,b]	8,892,616
SuccessFactors	91,030 [a,b]	2,676,282
Taleo, Cl. A	110,610 [a,b]	4,095,888
Teradata	134,620 [a]	8,104,124

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Trimble Navigation	87,340 [a]	3,462,158
VMware, Cl. A	56,780 [a]	5,691,059
		219,813,290
Total Common Stocks
(cost $198,163,837)		242,690,013

Other Investment—2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,645,000)	5,645,000 [c]	5,645,000

Investment of Cash Collateral
for Securities Loaned—13.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $33,939,973)	33,939,973 [c]	33,939,973
Total Investments (cost $237,748,810)	113.6%	282,274,986
Liabilities, Less Cash and Receivables	(13.6%)	(33,874,390)
Net Assets	100.0%	248,400,596

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $33,756,767 and the value of the collateral held by the fund was $33,939,973.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Information Technology	88.5	Consumer Discretionary	9.2
Money Market Investments	15.9		113.6
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $33,756,767)—Note 1(b):
Unaffiliated issuers	198,163,837	242,690,013
Affiliated issuers	39,584,973	39,584,973
Cash		415,003
Dividends receivable		5,498
Prepaid expenses		5,483
		282,700,970
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		185,030
Liability for securities on loan—Note 1(b)		33,939,973
Payable for shares of Beneficial Interest redeemed		115,654
Accrued expenses		59,717
		34,300,374
Net Assets ($)		248,400,596
Composition of Net Assets ($):
Paid-in capital		232,424,249
Accumulated Investment (loss)—net		(389,429)
Accumulated net realized gain (loss) on investments		(28,160,400)
Accumulated net unrealized appreciation
(depreciation) on investments		44,526,176
Net Assets ($)		248,400,596

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	92,739,915	155,660,681
Shares Outstanding	6,819,622	11,731,943
Net Asset Value Per Share ($)	13.60	13.27

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	783,454
Affiliated issuers	9,195
Income from securities lending—Note 1(b)	22,043
Total Income	814,692
Expenses:
Investment advisory fee—Note 3(a)	920,384
Distribution fees—Note 3(b)	191,060
Professional fees	40,624
Prospectus and shareholders’ reports	28,987
Custodian fees—Note 3(b)	9,951
Shareholder servicing costs—Note 3(b)	4,300
Loan commitment fees—Note 2	1,796
Trustees’ fees and expenses—Note 3(c)	1,597
Miscellaneous	5,424
Total Expenses	1,204,123
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	1,204,121
Investment (Loss)—Net	(389,429)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,305,682
Net unrealized appreciation (depreciation) on investments	(1,103,118)
Net Realized and Unrealized Gain (Loss) on Investments	11,202,564
Net Increase in Net Assets Resulting from Operations	10,813,135

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment (loss)—net	(389,429)	(910,683)
Net realized gain (loss) on investments	12,305,682	34,488,027
Net unrealized appreciation
(depreciation) on investments	(1,103,118)	18,001,843
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,813,135	51,579,187
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	6,731,210	10,426,733
Service Shares	22,713,481	38,389,344
Cost of shares redeemed:
Initial Shares	(10,145,633)	(12,591,028)
Service Shares	(18,755,514)	(31,305,771)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	543,544	4,919,278
Total Increase (Decrease) in Net Assets	11,356,679	56,498,465
Net Assets ($):
Beginning of Period	237,043,917	180,545,452
End of Period	248,400,596	237,043,917
Undistributed investment (loss)—net	(389,429)	—
Capital Share Transactions (Shares):
Initial Shares
Shares sold	504,040	925,297
Shares redeemed	(757,676)	(1,204,769)
Net Increase (Decrease) in Shares Outstanding	(253,636)	(279,472)
Service Shares
Shares sold	1,722,696	3,514,363
Shares redeemed	(1,445,529)	(3,013,568)
Net Increase (Decrease) in Shares Outstanding	277,167	500,795

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.98	9.99	6.37	10.83	9.44	9.05
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.03)	(.01)	.03	(.01)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	.63	3.02	3.67	(4.49)	1.40	.39
Total from Investment Operations	.62	2.99	3.66	(4.46)	1.39	.39
Distributions:
Dividends from
investment income—net	—	—	(.04)	—	—	—
Net asset value, end of period	13.60	12.98	9.99	6.37	10.83	9.44
Total Return (%)	4.78[c]	29.93	57.67	(41.18)	14.72	4.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[d]	.81	.86	.85	.84	.85
Ratio of net expenses
to average net assets	.83[d]	.81	.75	.65	.77	.85
Ratio of net investment income
(loss) to average net assets	(.16)[d]	(.33)	(.15)	.39	(.08)	(.01)
Portfolio Turnover Rate	33.47[c]	103.90	141.37	118.50	104.97	66.05
Net Assets, end of period
($ x 1,000)	92,740	91,806	73,422	45,890	88,083	90,322

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

12

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.68	9.78	6.24	10.62	9.28	8.92
Investment Operations:
Investment income (loss)—net[a]	(.03)	(.06)	(.03)	.01	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	.62	2.96	3.58	(4.39)	1.37	.38
Total from Investment Operations	.59	2.90	3.55	(4.38)	1.34	.36
Distributions:
Dividends from
investment income—net	—	—	(.01)	—	—	—
Net asset value, end of period	13.27	12.68	9.78	6.24	10.62	9.28
Total Return (%)	4.65[b]	29.65	57.07	(41.24)	14.44	4.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[c]	1.06	1.11	1.10	1.09	1.11
Ratio of net expenses
to average net assets	1.08[c]	1.06	1.00	.90	1.02	1.11
Ratio of net investment income
(loss) to average net assets	(.41)[c]	(.58)	(.42)	.15	(.33)	(.25)
Portfolio Turnover Rate	33.47[b]	103.90	141.37	118.50	104.97	66.05
Net Assets, end of period
($ x 1,000)	155,661	145,238	107,123	54,523	83,793	81,399

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

14

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as:

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	231,675,545	—	—	231,675,545
Equity Securities—
Foreign†	11,014,468	—	—	11,014,468
Mutual Funds	39,584,973	—	—	39,584,973
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011,The Bank of New York Mellon earned $7,348 from lending portfolio securities, pursuant to the securities lending agreement.

18

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value	Value	Net
Company	12/31/2010 ($) Purchases ($)	Sales ($) 6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	14,576,000 41,524,000	50,455,000 5,645,000	2.3
Dreyfus
Institutional
Cash
Advantage
Fund	5,390,181 182,313,949	153,764,157 33,939,973	13.6
Total	19,966,181 223,837,949	204,219,157 39,584,973	15.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $38,343,113 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $7,722,694 of the carryover expires in fiscal 2011, $3,537,823 expires in fiscal 2012, $11,980,354 expires in fiscal 2016 and $15,102,242 expires in fiscal 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

20

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares’.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $191,060 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $262 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $45 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $9,951 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $147,614, Rule 12b-1 distribution plan fees $30,877, custodian fees $4,200, chief compliance officer fees $2,259 and transfer agency per account fees $80.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $89,184,811 and $79,703,850, respectively.

At June 30, 2011, accumulated net unrealized appreciation on investments was $44,526,176, consisting of $52,203,130 gross unrealized appreciation and $7,676,954 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	August 12, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)